SECURITIES ACT FILE NO. 33-72226

                             ING INTERNATIONAL FUND

                          SUPPLEMENT DATED JUNE 6, 2002
                TO THE CLASSES A, B, C AND M INTERNATIONAL EQUITY
                       AND GLOBAL EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2002

     Effective June 7, 2002, the following changes are effective for the ING International Fund.

1. The fee information for International Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds -- Class A" on page 28 of the prospectus is deleted. The following table is added to page 28 of the prospectus following the table entitled "Class A":

                                       Distribution                Total Fund       Waivers,
                          Management    and Service     Other      Operating     Reimbursements       Net
Fund                         Fee       (12b-1) Fees    Expenses     Expenses    and Recoupment(2)   Expenses
----                      ----------   ------------    --------     --------    -----------------   --------
International(5)     %       1.00          0.25       1.22(8)(9)     2.47(9)          -0.67          1.80(9)

2. The fee information for International Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds -- Class B" on page 29 of the prospectus is deleted. The following table is added to page 29 of the prospectus following the table entitled "Class B":

                                       Distribution                Total Fund       Waivers,
                          Management    and Service     Other      Operating     Reimbursements       Net
Fund                         Fee       (12b-1) Fees    Expenses     Expenses    and Recoupment(2)   Expenses
----                      ----------   ------------    --------     --------    -----------------   --------
International(5)     %       1.00          1.00       1.27(8)(9)     3.27(9)          -0.72          2.55(9)

3. The fee information for International Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds -- Class C" on page 29 of the prospectus is deleted. The following table is added to page 29 of the prospectus following the table entitled "Class C":

                                       Distribution                Total Fund       Waivers,
                          Management    and Service     Other      Operating     Reimbursements       Net
Fund                         Fee       (12b-1) Fees    Expenses     Expenses    and Recoupment(2)   Expenses
----                      ----------   ------------    --------     --------    -----------------   --------
International(5)     %       1.00          1.00       1.27(8)(9)     3.27(9)          -0.72          2.55(9)

All footnote references above are contained on page 29 of the prospectus.

4.   Footnote 2 on page 29 is amended to read:

     (2) ING Investments has entered into written expense limitation agreements with each Fund which it advises, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses. Under these Agreements, ING Investments may be entitled to recoup some or all of the amounts waived or reimbursed in the three years following such waiver or reimbursement if certain conditions are fulfilled. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds except the International Fund is shown under the heading "Waivers and Reimbursements"; the information for the International Fund is the amount proposed to be reimbursed and is shown under the heading "Waivers, Reimbursements and Recoupment". The expense limits for Precious Metals and Russia Funds will continue through at least July 26, 2002. The expense limits for Emerging Countries, International Core Growth, International SmallCap Growth and Worldwide Growth Funds will continue through at least October 31, 2002. The expense limit for Asia-Pacific Equity Fund will continue through at least November 1, 2002. The expense limitations are contractual and, except for
          International Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation at least 30 days prior to the end of the term or upon termination of the investment management agreement. Pursuant to a side agreement dated May 24, 2002, the current expense limit for International Fund will continue through at least June 30, 2003. If, after June 30, 2003, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under the Fund's current expense limitation agreement of 2.75%, 3.50% and 3.50% for Class A, B and C, respectively. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for the International SmallCap Growth Fund.

5. The following information replaces the information for the International Fund contained in the table entitled "What You Pay to Invest" on pages 30 and 31 of the prospectus:

CLASS A

FUND                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                    ------     -------     -------     --------
International     $     747(1)      1,240       1,758        3,172

CLASS B

                                  IF YOU SELL YOUR SHARES                     IF YOU DON'T SELL YOUR SHARES
                        -------------------------------------------     -------------------------------------------
FUND                    1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                    ------     -------     -------     --------     ------     -------     -------     --------
International     $       758       1,240       1,845        3,335        258        940         1,645       3,335

CLASS C

                                  IF YOU SELL YOUR SHARES                     IF YOU DON'T SELL YOUR SHARES
                        -------------------------------------------     -------------------------------------------
FUND                    1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                    ------     -------     -------     --------     ------     -------     -------     --------
International     $       358         940       1,645        3,518        258        940         1,645       3,518

6.   Footnote 1 on page 30 is amended to read:

     (1) Due to the redemption fees assessed on early redemptions, the cost of investing in the Russia Fund for one year is $988, if the shares were held for less than 365 days. The cost of investing in the Class A shares of the International Fund, International Core Growth Fund and Asia-Pacific Equity Fund for one year is $947, $961 and $965, respectively, if the shares were held for less than 30 days.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                SECURITIES ACT FILE NO. 33-72226

                             ING INTERNATIONAL FUND

                          SUPPLEMENT DATED JUNE 6, 2002
                  TO THE INSTITUTIONAL CLASS SHARES PROSPECTUS
                               DATED MARCH 1, 2002

     Effective June 7, 2002, the following changes are effective for the ING International Fund.

1. The fee information for International Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds -- Class I" on page 30 of the prospectus is deleted. The following table is added to page 30 of the prospectus following the table entitled "Class I":

                                       Distribution                 Total Fund       Waivers,
                          Management    and Service     Other       Operating     Reimbursements       Net
Fund                         Fee       (12b-1) Fees   Expenses(2)    Expenses    and Recoupment(3)   Expenses
----                      ----------   ------------   -----------    --------    -----------------   --------
International(7)     %       1.00           --         1.00(4)(5)     2.00(5)          -0.55          1.45(5)

All footnote references above are contained on page 30 of the prospectus.

2.   Footnote 3 on page 30 is amended to read:

     (3) ING Investments, LLC (ING) has entered into written expense limitation agreements with Classic Money Market, Global Technology, MidCap Opportunities, GNMA Income and Intermediate Bond Funds under which it will limit expenses of the Funds, excluding interest, taxes brokerage and extraordinary expenses. Under these Agreements, ING may be entitled to recoup some or all of the amounts waived or reimbursed in the three years following such waiver or reimbursement if certain conditions are fulfilled. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments for all Funds except the International Fund is shown under the heading "Waivers and Reimbursements"; the information for the International Fund is the amount proposed to be reimbursed and is shown under the heading "Waivers, Reimbursements and Recoupment". For MidCap Opportunities, the amount shown in the column "Waivers and Reimbursements", is the amount proposed to be reimbursed under the Fund's expense limitation agreement. For GNMA Income, the expense limit will continue through at least July 26, 2002. For Global Technology Fund, the expense limit will continue through at least October 31, 2003. For MidCap Opportunities Fund, the expense limit will continue through at least January 1, 2004. For Classic Money Market and Intermediate Bond Funds, the expense limit will continue through at least March 31, 2003. The expense limitation agreements are contractual and, except for International Fund, shall renew automatically for one-year terms unless ING provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current terms or upon termination of the investment management agreement. Pursuant to a side agreement dated May 24, 2002, the current expense limit for International Fund will continue through at least June 30, 2003. If, after June 30, 2003, ING Investments, LLC elects not to renew the side agreement, the expense limit will revert to the limitations under the Fund's current expense limitation agreement.

3. The following information replaces the information for the International Fund contained in the table entitled "What You Pay to Invest" on page 31 of the prospectus:


FUND                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                    ------     -------     -------     --------
International     $       148        574        1,027        2,283

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                SECURITIES ACT FILE NO. 33-72226

                             ING INTERNATIONAL FUND

                          SUPPLEMENT DATED JUNE 6, 2002
                     TO THE CLASS Q INTERNATIONAL EQUITY AND
                         GLOBAL EQUITY FUNDS PROSPECTUS
                               DATED MARCH 1, 2002

     Effective June 7, 2002, the following changes are effective for the ING International Fund.

1. The fee information for International Fund contained in the table entitled "Operating Expenses Paid Each Year by the Funds" on page 18 of the prospectus is deleted. The following table is added to page 18 of the prospectus following the table entitled "Operating Expenses Paid Each Year by the Funds":

                                                                   Total Fund       Waivers,
                          Management                    Other      Operating     Reimbursements       Net
Fund                         Fee       Service Fee     Expenses     Expenses    and Recoupment(2)   Expenses
----                      ----------   -----------     --------     --------    -----------------   --------
International(3)     %       1.00         0.25        0.99(5)(6)     2.24(6)          -0.54          1.70(6)

All footnote references above are contained on page 18 of the prospectus.

2.   Footnote 2 on page 18 is amended to read:

     (2) ING Investments, LLC has entered into written expense limitation agreements with each Fund except International Value Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses. Under these Agreements, ING Investments may be entitled to recoup some or all of the amounts waived or reimbursed in the three years following such waiver or reimbursement if certain conditions are fulfilled. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC for all Funds except the International Fund is shown under the heading "Waivers and Reimbursements"; the information for the International Fund is the amount proposed to be reimbursed and is shown under the heading "Waivers, Reimbursements and Recoupment". For each Fund except International and Global Real Estate Funds, the expense limit will continue through at least October 31, 2002. The expense limit for Global Real Estate Fund will continue
          through  at  least  August  7,  2003.  The  expense   limitations  are
          contractual and, except for International Fund, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation at least 30 days prior to the end of the term or upon termination of the investment management agreement. Pursuant to a side agreement dated May 24, 2002, the current expense limit for International Fund will continue through at least June 30, 2003. If, after June 30, 2003, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitation under the current expense limitation agreement of 2.75%. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for International SmallCap Growth Fund.

3. The following information replaces the information for the International Fund contained in the table entitled "What You Pay to Invest" on page 19 of the prospectus:

CLASS Q

FUND                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                    ------     -------     -------     --------
International     $       173        648        1,151        2,533

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE